Operating Segment Information - Summary of Revenues by Geographical Area (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [Line Items]
Revenue	¥ 67,127	¥ 58,727	¥ 120,986
Domestic (the PRC, excluding Hong Kong, Macau and Taiwan) [Member]
Disclosure of geographical areas [Line Items]
Revenue	56,133	45,479	80,058
International [member]
Disclosure of geographical areas [Line Items]
Revenue	10,553	12,759	37,082
Regional (Hong Kong, Macau and Taiwan) [member]
Disclosure of geographical areas [Line Items]
Revenue	¥ 441	¥ 489	¥ 3,846